Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche Diversified Market Neutral Fund

_________________________________________________________________________________________________

The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the fund’s summary prospectus.

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

Pankaj Bhatnagar, PhD, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2013.

Please Retain This Supplement for Future Reference

September 6, 2016

PROSTKR-685